Revolving Credit Agreement (Details)					12 Months Ended
	Oct. 14, 2015 USD ($)	Aug. 26, 2015 USD ($)	May 13, 2015 USD ($) well	Feb. 20, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 21, 2015 USD ($)
Debt Instrument [Line Items]
Forebearance agreement, borrowing base deficiency payment		$ 76,081
Forbearance agreement, remaining borrowing base deficiency due							$ 260,000
Forbearance agreement, payment of borrowing base deficiency	$ 50,000
Remaining balance on credit agreement					$ 570,500
Revolving Credit Facility
Debt Instrument [Line Items]
Remaining balance on credit agreement					0	$ 672,000
Revolving Credit Facility | Forbearance Agreement
Debt Instrument [Line Items]
Forbearance agreement, periodic borrowing base deficiency payment					20,000
Texas Capital Bank | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 25,000,000
Texas Capital Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Minimum borrowing capacity				$ 1,450,000
Debt instrument, interest rate (as a percent)				0.50%
Line of credit facility, failure to make required payment for decrease in maximum borrowing capacity			$ 300,000
Line of credit facility, number of wells added for collateral due to amount outstanding exceeding maximum borrowing capacity | well			5
Amortization of financing costs					6,237	30,617
Interest expense					$ 20,415	$ 46,056
Texas Capital Bank | Revolving Credit Facility | Loans Payable
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)				1.00%
Debt instrument, collateral, percentage of interest in subsidiary				100.00%
Texas Capital Bank | Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)				2.00%